Inventory	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventory

NOTE 2 – INVENTORY

As of March 31, 2020 and March 31, 2019, respectively, the Company had approximately $50,000 and $78,000 of finished goods inventory; however, reserves of equal amounts for each respective period were taken because of the substantial doubt in the Company’s ability to utilize this inventory to obtain material sales, primarily due to (among other things) the fact the Company has not obtained controlled study data detailing the safe and effective use of Kush® in dogs and horses.

As of March 31, 2019, all of the Company’s finished goods inventory were in quarantine due to a contamination issue. During the year ended March 31, 2020, the Company released some inventory for sale and sample to the public.

Total Inventory is broken out as follows:

	March 31, 2020	March 31, 2019
Finished Goods	$50,357	$77,936
Reserve for Obsolete Inventory	(50,357)	(77,936)
Work in Progress	-0-	-0-
Manufacturing Supplies	-0-	3,127
Raw Materials	-0-	9,368
Total Inventory	$-0-	$12,495